Provisions, Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions, Trade and Other Payables
Trade payables	€ 11,577	€ 8,399	€ 3,979
Other payables	32,018	24,237	4,843
Total trade and other payables	€ 43,595	€ 32,636	€ 8,822